Pension and other post-retirement benefits (Details 5)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		100.00%	100.00%
Defined benefit pension plans - Switzerland | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	100.00%
Defined benefit pension plans - Switzerland | Cash and cash equivalents
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		7.40%	19.10%
Defined benefit pension plans - Switzerland | Cash and cash equivalents | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	10.00%
Defined benefit pension plans - Switzerland | Debt securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		26.40%	21.50%
Defined benefit pension plans - Switzerland | Debt securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	32.00%
Defined benefit pension plans - Switzerland | Equity securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		35.90%	30.50%
Defined benefit pension plans - Switzerland | Equity securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	30.00%
Defined benefit pension plans - Switzerland | Real estate
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		11.60%	10.70%
Defined benefit pension plans - Switzerland | Real estate | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	10.00%
Defined benefit pension plans - Switzerland | Alternative investments
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		18.70%	18.20%
Defined benefit pension plans - Switzerland | Alternative investments | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	18.00%
Defined benefit pension plans - Switzerland | Insurance
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		0.00%	0.00%
Defined benefit pension plans - Switzerland | Insurance | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	0.00%
Defined benefit pension plans - International
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		100.00%	100.00%
Defined benefit pension plans - International | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	100.00%
Defined benefit pension plans - International | Cash and cash equivalents
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		6.50%	7.20%
Defined benefit pension plans - International | Cash and cash equivalents | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	0.30%
Defined benefit pension plans - International | Debt securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		51.90%	52.70%
Defined benefit pension plans - International | Debt securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	56.60%
Defined benefit pension plans - International | Equity securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		25.20%	22.80%
Defined benefit pension plans - International | Equity securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	23.00%
Defined benefit pension plans - International | Real estate
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		3.60%	3.00%
Defined benefit pension plans - International | Real estate | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	4.20%
Defined benefit pension plans - International | Alternative investments
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		10.00%	11.50%
Defined benefit pension plans - International | Alternative investments | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	13.10%
Defined benefit pension plans - International | Insurance
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		2.80%	2.80%
Defined benefit pension plans - International | Insurance | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	2.80%
Bank | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		100.00%	100.00%
Bank | Defined benefit pension plans - International | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	100.00%
Bank | Defined benefit pension plans - International | Cash and cash equivalents
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		6.50%	7.20%
Bank | Defined benefit pension plans - International | Cash and cash equivalents | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	0.30%
Bank | Defined benefit pension plans - International | Debt securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		51.90%	52.70%
Bank | Defined benefit pension plans - International | Debt securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	56.60%
Bank | Defined benefit pension plans - International | Equity securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		25.20%	22.80%
Bank | Defined benefit pension plans - International | Equity securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	23.00%
Bank | Defined benefit pension plans - International | Real estate
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		3.60%	3.00%
Bank | Defined benefit pension plans - International | Real estate | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	4.20%
Bank | Defined benefit pension plans - International | Alternative investments
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		10.00%	11.50%
Bank | Defined benefit pension plans - International | Alternative investments | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	13.10%
Bank | Defined benefit pension plans - International | Insurance
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		2.80%	2.80%
Bank | Defined benefit pension plans - International | Insurance | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	2.80%